Inventories and contracts in progress (Tables)	12 Months Ended
Dec. 31, 2021
Inventory and contract in progress [abstract]
Disclosure of inventories [text block]
Inventories and contracts in progress include the following:

	As of December 31,
in 000€	2021	2020	2019
Raw materials	6,246	4,974	7,400
Work in progress	2,383	1,766	2,806
Finished goods	2,171	2,554	1,995
Contracts in progress	495	749	495
Total inventories and contracts in progress	11,295	10,043	12,696